EARNINGS (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 12 - EARNINGS (LOSS) PER SHARE

Earnings (Loss) per Common Share

The following table sets forth the information needed to compute basic and diluted earnings (loss) per share for the three months ended March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022
Basic Earnings (Loss) per common share:
Net Income (Loss) available to common shareholders	$4,892	$(2,298)
Weighted average number of common shares-basic	45,104,515	36,542,944
Earnings (Loss) per share, basic	$0.11	$(0.06)

Diluted Earnings (Loss) per common share:
Net Income (Loss) available to common shareholders	$4,892	$(2,298)
Weighted average number of common shares-basic	45,104,515	36,542,944
Dilutive effect related to stock options and warrants	3,351,481	-
Weighted average diluted shares outstanding	48,455,996	36,542,944
Earnings (Loss) per share, diluted	$0.10	$(0.06)

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income per share net income (loss) per share because their effect was anti-dilutive:

	March 31, 2023	March 31, 2022
Warrants	10,923,915	-
Restricted stock units	111,015	-
Options	-	3,631,002
Weighted average number of common shares-basic	11,034,930	3,631,002

Note 16 - EARNINGS (LOSS) PER SHARE

Earnings (Loss) per Common Share

The following table sets forth the information needed to compute basic and diluted (loss) earnings per share for the years ended December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Basic (Loss) Earnings per common share:
Net (Loss) Income available to common shareholders	$(39,571)	$4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
(Loss) Earnings per share, basic	$(1.03)	$0.12

Diluted (Loss) earnings per common share:
Net (Loss) Income available to common shareholders	$(39,571)	$4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
Dilutive effect related to stock options	-	2,163,200
Weighted average diluted shares outstanding	38,565,307	37,742,337
(Loss) Earnings per share, diluted	$(1.03)	$0.11

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income per share net (loss) income per share because their effect was anti-dilutive:

	December 31, 2022	December 31, 2021
Warrants	16,708,414	-
Restricted stock units	180,000	-
Options	3,642,958	-
Weighted average number of common shares-basic	20,531,372	-